Cover	Feb. 14, 2024	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 14, 2024
Entity Registrant Name	TYLER TECHNOLOGIES, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10485
Entity Tax Identification Number	75-2303920
Entity Address, Address Line One	5101 TENNYSON PARKWAY
Entity Address, City or Town	PLANO
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	713-3700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	COMMON STOCK, $0.01 PAR VALUE
Trading Symbol	TYL
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0000860731
Amendment Flag	false